Leases - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) [Line Items]
Operating lease expense	$ 1,100	$ 838	$ 1,273
Short-term lease expense		190	38
Total lease cost	$ 1,100	$ 1,028	$ 1,311